Note 30 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of deferred income [text block]
	Year ended December 31,
	2025	2024	2023
Current income tax expense:
On profits for the year	$4,615,088	$4,845,682	$4,529,365
On prior year adjustments	(20,967)	-	-
Total current income tax expense	4,594,121	4,845,682	4,529,365

Deferred income tax benefit:
On temporary differences	(4,252,770)	(6,156,496)	(1,013,375)
Income tax expense (benefit)	$341,351	$(1,310,814)	$3,515,990

Disclosure of detailed information about reconciliation between income tax expense (benefit) and profit (loss) explanatory [text block]
	Year ended December 31,
	2025	2024	2023
Income tax (benefit) expense calculated at weighted-average statutory tax rate (1)	$(1,272,789)	$1,487,031	$4,286,824
Non-taxable income	-	(1,193,607)	-
Non-deductible expenses not related to revenue	1,001,166	-	-
Expected credit losses	964,557	74,848	913,745
Prior year income tax adjustments	(20,967)	-	-
Utilization of tax losses	(330,616)	(1,679,086)	(2,992,590)
Temporary differences not recognized	-	-	1,308,011
Income tax expense (benefit)	$341,351	$(1,310,814)	$3,515,990

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	2025
	January 1	Recognized in profit or loss	Translation differences	December 31
Temporary differences:
Deferred tax assets:
Unrealized exchange loss	$5,451,285	$5,135,964	$(480,350)	$10,106,899
Tax losses carryforward	571,710	1,163,325	(25,729)	1,709,306
Lease liabilities	16,414	(46,592)	30,500	322
Provisions	898,804	(856,886)	79,728	121,646
	6,938,213	5,395,811	(395,851)	11,938,173
Deferred tax liabilities:
ROU asset and property and equipment	(16,806)	5,103	793	(10,910)
Unrealized exchange gain	(26,091)	(1,148,144)	532,363	(641,872)
	(42,897)	(1,143,041)	533,156	(652,782)
Deferred tax assets, net	$6,895,316	$4,252,770	$137,305	$11,285,391
	2024
	January 1	Recognized in profit or loss	Translation differences	December 31
Temporary differences:
Deferred tax assets:
Unrealized exchange loss	$50,568	$5,503,989	$(103,272)	$5,451,285
Tax losses carryforward	-	582,335	(10,625)	571,710
Lease liabilities	-	16,801	(387)	16,414
Provisions	919,633	40,227	(61,056)	898,804
	970,201	6,143,352	(175,340)	6,938,213
Deferred tax liabilities:
Prepayment of pension	(59,807)	56,923	2,884	-
ROU asset and property and equipment	-	(17,203)	397	(16,806)
Unrealized exchange gain	-	(26,576)	485	(26,091)
	(59,807)	13,144	3,766	(42,897)
Deferred tax assets, net	$910,394	$6,156,496	$(171,574)	$6,895,316